Loan to third party	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Loan to third party

Note 11 – Loan to third party

In November 20, 2020, the Company’s subsidiary, UGI has entered into a loan agreement with PT total Prima Indonesia (“PT”), an unrelated third party. Upon execution of the loan agreement, PT may borrow up to approximately $0.5 million (SGD 650,000) from UGI for a period of three years with 9.00% annual interest rate. The loan, shall be due and payable, including all disbursed loan amount and accrued interest, on the maturity date. As of June 30, 2022, December 31, 2021 and 2020, the Company had accumulatively disbursed $482,322 (Unaudited), $352,959 and $0 of loan to PT, and had $33,741 (Unaudited), $19,003 and $0 of interest receivable balance outstanding which expected to be collected along with the principal balance when the loan mature, respectively.

For the six months ended June 30, 2022 and 2021, the Company has recognized $15,565 (Unaudited) and $0 (Unaudited) of interest income from loan to third party, respectively. For the years ended December 31, 2021 and 2020, the Company has recognized $19,071 and $0 of interest income from loan to third party, respectively.

Note 10 – Loan to third party

In November 20, 2020, the Company’s subsidiary, UGI has entered into a loan agreement with PT total Prima Indonesia (“PT”), an unrelated third party. Upon execution of the loan agreement and supplemental agreement, PT may borrow up to approximately $0.7 million (SGD 1,000,000) from UGI for a period of three years with 9.00% annual interest rate. The loan, shall be due and payable, including all disbursed loan amount and accrued interest, on the maturity date. As of September 30, 2022 and December 31, 2021, the Company had accumulatively disbursed $503,692 (Unaudited) and $352,959 of loan to PT, and had $46,317 (Unaudited) and $19,003 of interest receivable balance outstanding which expected to be collected along with the principal balance when the loan mature, respectively.

For the nine months ended September 30, 2022 and 2021, the Company has recognized $29,701 (Unaudited) and $11,992 (Unaudited) of interest income from loan to third party, respectively.